Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Goodwill

The following table presents goodwill for the years ended December 31, 2018 and 2017:

	2018	2017
Cost:
Balance at January 1,	17,819	17,165
Acquisitions	113	125
Disposals of businesses	(12,629)	-
Translation and other, net	(227)	529
Balance at December 31,	5,076	17,819

Accumulated impairment:
Balance at January 1,	(2,777)	(2,680)
Disposals of businesses	2,744	-
Translation	33	(97)
Balance at December 31,	-	(2,777)

Carrying amount at December 31:	5,076	15,042

Summary of Carrying Amount of Goodwill by Cash Generating Unit	The following table shows the carrying amount of goodwill by CGU in the annual impairment test:

Cash-Generating Unit	2018
Legal	3,726
Tax & Accounting	1,283

Impairment Test of Goodwill- Key Assumptions

The key assumptions used in performing the impairment test, by CGU, are presented below:

Cash-Generating Unit	Perpetual Growth Rate(1)	Discount Rate	Tax Rate
Legal	2.5%	7.4%	36.6%
Tax & Accounting	3.0%	9.0%	38.0%

(1)  The perpetual growth rate is applied to the final year of cash flow projections.